OTHER OPERATING INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Schedule of Other Operating Income
	Six months ended
	June 30,
	2024	2023

Mergers and acquisitions related expenses	$2,274	$622
Income from arbitrations, net	(748)	(2,962)
Others, net	(2,251)	-

	$(725)	(2,340)